Note 4 - Revenue and Segmental Information (Details Textual) $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Number of Operating Segments	3
Number of major customers representing more than 10 percent of revenue	1	0	1
Critical Power Services segment [member]
Statement Line Items [Line Items]
Revenue recognized for major customers	$ 8.5